Repurchase Agreements and Securities Lending Transactions Accounted for as Secured Borrowings (Gross Amounts of Liabilities by Class of Underlying Collateral) (Detail) - JPY (¥) ¥ in Billions	Sep. 30, 2022	Mar. 31, 2022
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	¥ 23,767	¥ 20,070
Securities lending transactions	1,491	1,361
Japanese government bonds and Japanese local government bonds
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	2,759	1,714
Securities lending transactions	210	217
Foreign government bonds and foreign agency mortgage-backed securities
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	19,019	17,445
Securities lending transactions	236	90
Commercial Paper and Corporate Bonds
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	336	271
Securities lending transactions	64	52
Equity Securities
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	1,441	609
Securities lending transactions	969	989
Other securities
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	212	31
Securities lending transactions	¥ 12	¥ 13